Goodwill and Other Intangibles	3 Months Ended
Mar. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

12. GOODWILL AND OTHER INTANGIBLES

Changes in the carrying amount of goodwill for the three months ended March 31, 2018 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2018	$1,654	$593	$64	$5	$156	$2,472
Foreign currency translation and other	(2)	(2)	2	—	(1)	(3)
Balance at March 31, 2018	$1,652	$591	$66	$5	$155	$2,469

As of March 31, 2018 and December 31, 2017, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2018			December 31, 2017
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$322	$198	$124	$328	$199	$129
Patents, concessions and licenses and other	5-25	1,847	1,461	386	1,834	1,444	390
		2,169	1,659	510	2,162	1,643	519
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,442	$1,659	$783	$2,435	$1,643	$792

CNH Industrial recorded amortization expense of $28 million and $27 million for the three months ended March 31, 2018 and 2017, respectively.